Share-Based Compensation - Summary Of Share-Based Compensation Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	[1]	$ 62.5	$ 73.4	$ 70.2
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		54.8	69.2	70.2
Impact of accelerated vesting on equity awards		7.7	4.2	0.0
Total share-based compensation expense		62.5	73.4	70.2
Tax impact		(15.1)	(17.8)	(16.7)
Reduction in net income		47.4	55.6	53.5
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Reportable Subsegments [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		39.8	42.5	50.6
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Reportable Subsegments [Member] | Stock options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		1.7	2.3	9.6
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Reportable Subsegments [Member] | Restricted share units and other share-based compensation [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		37.7	39.3	38.6
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Reportable Subsegments [Member] | Share appreciation rights [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		0.4	0.9	2.4
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Corporate Segment [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		$ 15.0	$ 26.7	$ 19.6

[1]	Total share-based compensation expense in the years ended March 31, 2024, 2023 and 2022 includes $15.0 million, $26.7 million and $19.6 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.